UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05983

The New Germany Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  3/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

THE NEW GERMANY FUND, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2013 (unaudited)

Shares	Description	Value(a)
INVESTMENTS IN GERMANY – 86.3%
	COMMON STOCKS – 81.0%
	AEROSPACE & DEFENSE – 3.2%
101,650	MTU Aero Engines Holding	$9,642,078
	AUTO COMPONENTS – 2.7%
20,000	Continental	2,392,748
63,950	ElringKlinger	1,939,158
100,000	Leoni	3,875,037
		8,206,943
	CHEMICALS – 3.2%
242,150	Symrise	9,600,826
	COMPUTERS & PERIPHERALS – 1.0%
61,327	Wincor Nixdorf	3,048,236
	CONSTRUCTION & ENGINEERING – 4.6%
100,000	Bilfinger Berger	10,393,718
56,567	Hochtief*	3,681,618
		14,075,336
	ELECTRICAL EQUIPMENT – 0.3%
24,436	SGL Carbon†	962,419
	FOOD & STAPLES RETAILING – 2.4%
260,000	Metro	7,397,074
	FOOD PRODUCTS – 3.1%
9,000	KWS Saat	3,209,315
150,000	Suedzucker	6,339,745
		9,549,060
	HEALTH CARE PROVIDERS & SERVICES – 0.8%
76,000	Celesio	1,428,158
50,000	Rhoen Klinikum	1,061,755
		2,489,913
	HOTELS, RESTAURANTS & LEISURE – 1.8%
500,000	TUI*†	5,368,741
	INDUSTRIAL CONGLOMERATES – 1.7%
110,000	Rheinmetall	5,091,485
Shares	Description	Value(a)
	INSURANCE – 4.0%
80,000	Hannover Rueckversicherung	$6,279,073
200,000	Talanx*	6,042,800
		12,321,873
	INTERNET SOFTWARE & SERVICES – 4.0%
500,000	United Internet	12,166,410
	IT SERVICES – 1.0%
66,500	Bechtle	3,090,829
	LIFE SCIENCES TOOLS & SERVICES – 2.3%
123,450	Gerresheimer	7,098,008
	MACHINERY – 9.7%
449,196	GEA Group	14,813,683
102,450	Gildemeister	2,153,853
60,000	KUKA	2,619,017
50,000	MAN	5,379,002
283,913	MAX Automation†	1,617,302
100,000	NORMA Group	3,153,518
		29,736,375
	MEDIA – 7.1%
123,450	Axel Springer†	5,352,999
175,000	Kabel Deutschland Holding	16,157,530
		21,510,529
	METALS & MINING – 2.3%
110,000	Aurubis	6,995,589
	PHARMACEUTICALS – 1.6%
120,000	Stada Arzneimittel	4,916,333
	PROFESSIONAL SERVICES – 1.3%
33,250	Bertrandt	3,881,130
	REAL ESTATE MANAGEMENT & DEVELOPMENT – 4.2%
150,000	Deutsche Euroshop	6,071,340
585,668	TAG Immobilien	6,708,540
		12,779,880
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 2.7%
240,000	Dialog Semiconductor*	3,186,227
450,000	Suss Microtec*	5,145,294
		8,331,521

THE NEW GERMANY FUND, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2013 (unaudited) (continued)

Shares	Description	Value(a)
INVESTMENTS IN GERMANY – 86.3% (continued)
	SOFTWARE – 2.7%
151,950	PSI	$3,062,952
132,950	Software	5,143,335
		8,206,287
	SPECIALTY RETAIL – 2.3%
47,500	Fielmann	4,386,834
113,950	Tom Tailor Holding	2,566,634
		6,953,468
	TEXTILES, APPAREL & LUXURY GOODS – 3.1%
55,000	Gerry Weber International	2,402,177
62,500	Hugo Boss	7,008,352
		9,410,529
	THRIFTS & MORTGAGE FINANCE – 1.9%
277,900	Aareal Bank*	5,892,322
	TRADING COMPANIES & DISTRIBUTORS – 3.6%
52,250	Brenntag	8,163,167
200,000	Kloeckner*	2,834,767
		10,997,934
	TRANSPORTATION INFRASTRUCTURE – 2.4%
132,950	Fraport	7,456,641
	Total Common Stocks (cost $176,862,317)	247,177,769
	PREFERRED STOCKS – 5.3%
	HEALTH CARE EQUIPMENT & SUPPLIES – 1.8%
13,500	Draegerwerk (cost $1,334,248)†	1,744,632
35,000	Sartorius (cost $383,052)	3,748,691
		5,493,323
	MACHINERY – 1.4%
90,250	Jungheinrich (cost $3,012,078)	3,795,312
5,366	MAN (cost $499,279)	576,105
		4,371,417
Shares	Description	Value(a)
	MEDIA – 2.1%
180,000	ProSiebenSat.1 Media (cost $3,744,901)	$6,430,175
	Total Preferred Stocks (cost $8,973,558)	16,294,915
	Total Investments in Germany (cost $185,835,875)	263,472,684
INVESTMENTS IN NETHERLANDS – 10.7%
	AEROSPACE & DEFENSE – 9.7%
580,000	EADS	29,535,450
	LIFE SCIENCES TOOLS & SERVICES – 1.0%
152,787	QIAGEN*	3,186,633
	Total Investments in Netherlands (cost $15,755,098)	32,722,083
	Total Investments in Common and Preferred Stocks – 97.0% (cost $201,590,973)	296,194,767
SECURITIES LENDING COLLATERAL – 3.1%
9,439,301	Daily Assets Fund Institutional, 0.14% (cost $9,439,301)(b)(c)	9,439,301
CASH EQUIVALENTS – 1.0%
2,896,077	Central Cash Management Fund, 0.12% (cost $2,896,077)(c)	2,896,077
	Total Investments – 101.1% (cost $213,926,351)**	308,530,145
	Other Assets and Liabilities, Net – (1.1%)	(3,311,352)
	NET ASSETS – 100.0%	$305,218,793

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

THE NEW GERMANY FUND, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2013 (unaudited) (continued)

*  Non-income producing security.
**  The cost for federal income tax purposes was $217,561,140. At March 31, 2013, net unrealized appreciation for all securities based on tax cost was $90,969,005. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $100,958,948 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $9,989,943.
†  All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2013 amounted to $9,037,614, which is 3.0% of net assets.
(a)  Value stated in U.S. dollars.
(b)  Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)  Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

THE NEW GERMANY FUND, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2013 (unaudited) (continued)

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund's investments.
Category	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments(1)
Germany	$263,472,684	$–	$–	$263,472,684
Netherlands	32,722,083	–	–	32,722,083
Short-Term Instruments(1)	12,335,378	–	–	12,335,378
Total	$308,530,145	$–	$–	$308,530,145

There have been no transfers between fair value measurement levels during the period ended March 31, 2013.

(1) See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b    There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The New Germany Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 17, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 17, 2013